The Heritage West
                          Dividend Capture Income Fund
                               Semi-Annual Report

                                November 30, 1998



Dear Shareholders:

         As you are aware, the investment objective of The Heritage West Dividend Capture Income Fund is to achieve a high level of current income - primarily by buying and selling preferred stocks. Although somewhat insulated from declines in common stock values, preferred stock prices do experience short term pricing pressures. This is usually a result of perceived changes in the fundamentals of a given preferred security's underlying common stock, the effects of a flight to quality from lower rated issues, mutual fund managers needing to meet redemptions, or investors' need for liquidity in their portfolios due to margin calls. The primary factors that affect preferred stock prices over a longer term are competition for capital from changes in long term interest rates and, in the case of lower rated preferred securities, the increased default risk from an economic downturn. Some of these short term and long term factors had an influence on the Fund's performance in its first two quarters.

         Two weeks after the Fund began operations, the market for common stocks took a swan dive of over twenty percent in less than three months. Because the market's correction was so abrupt, a flight to quality ensued which drew capital out of the stock market and into long term treasury securities and other high quality income oriented securities. In early July of 1998, the yield on the 30 year Treasury Bond stood at approximately 5.80%. By early October, the yield had declined to 4.70%. This unusual volatility led the Fund's advisor to shift its emphasis to investment grade preferred issues - with a move away from higher yielding lower rated issues such as most REIT preferreds. Although this action led to lower actual dividend income for the Fund, the dividend capture times were shortened to the point that annualized dividend income rose.

         To take advantage of the common stock market's correction, the Fund's advisor added several convertible preferred issues to the portfolio. Representing only a few percent of the Fund's assets, these issues have had a positive effect on the Fund's Net Asset Value.

                  Thank you for your continued support of the Fund.

         Sincerely,


         /s/ Craig O. Jolly
         Craig O. Jolly
         Portfolio Manager


INVESTMENT PORTFOLIO at November 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         PREFERRED STOCKS: 74.33%                                                         Market Value
------------------------------------------------------------------------------------------------------------------------------------

                     Automotive - Diversified: 2.71%
       4,500         General Motors Corporation, Series B 9-1/8% Depositary Shares...........            $ 114,750
------------------------------------------------------------------------------------------------------------------------------------

                     Airline: 1.57%
       2,000         UAL Corporation Capital Trust I, 13 1/4% Trust Originated
                        Preferred Securities.................................................               66,500
------------------------------------------------------------------------------------------------------------------------------------

                     Banking - International Financial Services: 6.58%
      10,000         Barclays Bank PLC, American Depositary Receipt, Series D................              278,750
-----------------------------------------------------------------------------------------------------------------------------------

                     Computer Equipment: 0.06%
         100            Digital  Equipment  Corporation,  Depositary Shares each
                        representing one-fourth of a share of 8-7/8% Series A
                        Cumulative Preferred Stock...........................................                2,569
------------------------------------------------------------------------------------------------------------------------------------

                     Distribution - Specialty - Electronic Components: 0.86%
       2,000         Premier Farnell plc, American Depositary Receipt........................               36,500
------------------------------------------------------------------------------------------------------------------------------------

                     Entertainment - Specialty - TV & Radio Programming: 2.65%
       3,000         Sinclair Broadcast Group, Inc...........................................              112,125
------------------------------------------------------------------------------------------------------------------------------------

                     Financial Services - Diversified: 3.10%
       5,000         Citigroup Inc., 8 1/2% Noncumulative Preferred Stock, Series T..........              131,250
------------------------------------------------------------------------------------------------------------------------------------

                     Financial Services - Insurance: 1.75%
       2,900         Conseco, Inc., 9.16% Trust Originated Preferred Securities..............               74,312
------------------------------------------------------------------------------------------------------------------------------------

                     Financial Services - Lending - Brokerage: 1.27%
       2,000            Fleet  Financial  Group,  Inc.,  Depositary  Shares each
                        representing  a  one-tenth  interest in a share of 9.35%
                        Cumulative Preferred
                        Stock................................................................               53,750
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT PORTFOLIO at November 30, 1998 (Unaudited), continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Financial Services - Securities Brokerage: 4.76%
       5,000         DLJ Capital Trust I, 8.42% Preferred Trust Securities...................            $ 130,000
       2,000         Bear Stearns Finance LLC, 8% Exchangeable Preferred Income
                        Cumulative Shares ("EPICS"), Series A................................               50,000
         400         Morgan Stanley Group Inc., Depositary Shares each representing
                        1/4 of a share of 7 3/4% Cumulative Preferred Stock..................               21,800
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           201,800
------------------------------------------------------------------------------------------------------------------------------------
                     Insurance - Specialty - Life: 2.99%
       5,000         Commonwealth General LLC, 8 7/8% Cumulative Monthly Income
                        Preferred Securities ("MIPS")........................................              126,562
------------------------------------------------------------------------------------------------------------------------------------

                     Medical Clinical Lab Services: 1.04%
       1,000         Laboratory Corporation of America Holdings, 8 1/2% Series A
                        Convertible Exchangeable Preferred Stock.............................               44,000
------------------------------------------------------------------------------------------------------------------------------------

                     Packaging - Specialty - Materials: 3.34%
       3,000         Sealed Air Corporation, Series A Convertible Preferred Stock............              141,375
------------------------------------------------------------------------------------------------------------------------------------

                     Real Estate - General: 3.86%
       7,100            Associated   Estates  Realty   Corporation,   Depositary
                        Shares,  each  representing  1/10 of a share  of  9-3/4%
                        Class A
                        Cumulative Redeemable Preferred Shares...............................              163,300
------------------------------------------------------------------------------------------------------------------------------------

                     Real Estate - Specialty - Apartments: 7.72%
      10,000         Apartment Investment and Management Company, 9 1/2% Class H
                        Cumulative Preferred Stock...........................................              226,250
       4,000         United Dominion Realty Trust, Inc., 8.60% Series B Cumulative
                        Redeemable Preferred Stock...........................................              100,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           327,000
------------------------------------------------------------------------------------------------------------------------------------
                     Real Estate - Specialty - Health Care: 2.62%
       5,000         G&L Realty Corp., Series A Preferred Stock..............................              106,250
         200         Omega Healthcare Investors, Inc., 9.25% Series A Preferred Stock........                4,775
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           111,025
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT PORTFOLIO at November 30, 1998 (Unaudited), continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Real Estate - Specialty - Motel: 11.13%
       7,000         Cendant Corporation, Income PRIDES......................................            $ 235,375
      10,000         Equity Inns, Inc., 9 1/2% Series A Cumulative Preferred Stock...........              236,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           471,625
------------------------------------------------------------------------------------------------------------------------------------
                     Telecommunications - Diversified: 3.03%
       5,000         GTE Delaware L.P., 9.25% Cumulative Monthly Income Preferred
                        Securities, Series A ("MIPS")........................................              128,438
------------------------------------------------------------------------------------------------------------------------------------

                     Telecommunications - Specialty - Cellular: 4.85%
       2,500         AirTouch Communications, Inc., 4.25% Class C Convertible
                        Preferred Stock, Series 1996.........................................              205,312
------------------------------------------------------------------------------------------------------------------------------------

                     Utility - Diversified: 3.06%
       5,000         Southwestern Public Service Company, 7.85% Trust Preferred
                        Securities, Series A.................................................              129,688
------------------------------------------------------------------------------------------------------------------------------------

                     Utility - Electric: 5.39%
       3,800         Jersey Central Power & Light Company, Monthly Income Preferred
                        Securities, 8.56%, Series A..........................................               97,375
       5,000         Potomac Electric Power Company Trust I, 7 3/8% Trust Originated
                        Preferred Securities.................................................              128,750
         100         Southern California Edison Company, Cumulative Preferred,
                        4.78% Series.........................................................                2,075
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           228,200
------------------------------------------------------------------------------------------------------------------------------------

                     Total Preferred Stocks (cost $3,164,582)................................            3,148,831
------------------------------------------------------------------------------------------------------------------------------------


Principal Amount     DEBT INSTRUMENTS: 6.70%
------------------------------------------------------------------------------------------------------------------------------------
                     Insurance - Diversified: 0.30%
       $ 500         The Allstate Corporation, 7.125% Senior Quarterly Interest Bonds........               12,750
------------------------------------------------------------------------------------------------------------------------------------

                     Insurance - Municipal Bond: 0.30%
         500         Ambac Financial Group, Inc., 7.08% Debentures...........................               12,750



INVESTMENT PORTFOLIO at November 30, 1998 (Unaudited), continued
------------------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                      Market Value
------------------------------------------------------------------------------------------------------------------------------------

                     Insurance - Specialty - Long Term Disability: 3.05%
     $ 5,000         UNUM Corporation, 8.8% Monthly Income Debt
                        Securities ("MIDS")..................................................            $ 129,063
------------------------------------------------------------------------------------------------------------------------------------

                     Utility - Electric: 3.05%
       5,000         Consolidated Edison Company of New York, Inc., 7-3/4% Quarterly
                        Income Capital Securities (Series A Subordinated Deferrable
                        Interest Debentures).................................................              129,063
------------------------------------------------------------------------------------------------------------------------------------

                     Total Debt Instruments (cost $283,563)..................................              283,626
------------------------------------------------------------------------------------------------------------------------------------

                     SHORT-TERM INVESTMENTS: 9.34%
------------------------------------------------------------------------------------------------------------------------------------
     400,000         U.S. Treasury Bills, 2/25/2099 (cost $395,512)..........................              395,580
------------------------------------------------------------------------------------------------------------------------------------

                     Total Investments in Securities (cost $3,843,657+): 90.37%..............            3,828,036
                     Other Assets less Liabilities: 9.63%....................................              407,972
------------------------------------------------------------------------------------------------------------------------------------
                     Total net assets: 100.00% ..............................................          $ 4,236,008
====================================================================================================================================

+At November 30, 1998,  the cost of securities  for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................             $ 72,901
                     Gross unrealized depreciation...........................................              (88,522)
------------------------------------------------------------------------------------------------------------------------------------
                           Net unrealized depreciation                 $    (15,621)

STATEMENT OF ASSETS AND LIABILITIES at November 30, 1998 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in securities, at value (identified cost $3,843,657).......................          $ 3,828,036
      Cash...................................................................................              279,570
      Receivables
            Due from Advisor.................................................................               28,771
            Securities sold..................................................................              224,393
            Fund shares sold.................................................................               29,394
            Dividends and interest...........................................................               17,633
      Deferred organization costs............................................................               31,931
      Other assets...........................................................................               14,754
------------------------------------------------------------------------------------------------------------------------------------
                  Total assets...............................................................            4,454,482

LIABILITIES:
      Payables
            Administration fee...............................................................                2,466
            Secutities purchased.............................................................              141,175
            Deferred organization costs......................................................               35,000
      Accrued expenses.......................................................................               39,833
------------------------------------------------------------------------------------------------------------------------------------
                  Total liabilities..........................................................              218,474
NET ASSETS ..................................................................................          $ 4,236,008
====================================================================================================================================

Net asset value, offering and redemption price per share
      ($4,236,008/349,315 shares outstanding;
      unlimited number of shares (par value $0.01) authorized)...............................               $12.13
====================================================================================================================================

COMPONENTS OF NET ASSETS
      Paid-in capital........................................................................          $ 4,239,120
      Undistributed net investment income....................................................               21,661
      Accumulated net realized loss on investments...........................................               (9,152)
      Net unrealized depreciation on investments.............................................              (15,621)
------------------------------------------------------------------------------------------------------------------------------------
                  Net assets........        $ 4,236,008

STATEMENT OF OPERATIONS
For the Period from June 24, 1998* through November 30, 1998 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Dividends........................................................................            $ 133,639
            Interest.........................................................................                2,291
------------------------------------------------------------------------------------------------------------------------------------
                  Total income...............................................................              135,930
------------------------------------------------------------------------------------------------------------------------------------

      Expenses
            Administration fees (Note 3).....................................................               13,150
            Advisory fees (Note 3)...........................................................               13,342
            Amortization of deferred organization costs......................................                3,069
            Custodian and accounting fees....................................................               11,426
            Other............................................................................                2,689
            Professional fees................................................................                9,206
            Registration fees................................................................                3,421
            Reports to shareholders..........................................................                3,069
            Transfer agent fees..............................................................                7,453
            Trustees' fees...................................................................                2,129
------------------------------------------------------------------------------------------------------------------------------------
                  Total expenses.............................................................               68,954
                  Less: advisory fee waiver and absorption (Note 3)..........................              (42,114)
------------------------------------------------------------------------------------------------------------------------------------
                  Net expenses...............................................................               26,840
                        Net investment income ...............................................              109,090
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized loss from security transactions...........................................               (9,152)
      Net change in unrealized depreciation on investments...................................              (15,621)
------------------------------------------------------------------------------------------------------------------------------------
            Net realized and unrealized loss on investments..................................              (24,773)
                  Net Increase in Net Assets Resulting from Operations  .....................             $ 84,317
====================================================================================================================================

* Commencement of operations.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 June 24, 1998*
                                                                                                     through
                                                                                                November 30, 1998
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
   Net investment income........................................................................     $ 109,090
   Net realized loss from security transactions.................................................        (9,152)
   Net change in unrealized depreciation on investments.........................................       (15,621)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets resulting from operations ..................................        84,317
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income........................................................................       (87,429)
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from net change in outstanding shares (a).................     4,239,120
------------------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets .............................................................     4,236,008

NET ASSETS
Beginning of period.............................................................................            --
------------------------------------------------------------------------------------------------------------------------------------

End of period ..................................................................................    $4,236,008
====================================================================================================================================

(a) A summary of capital shares transactions is as follows:
                                                                                       June 24, 1998*
                                                                                           through
                                                                                      November 30, 1998
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Shares              Value
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ...........................................................          345,882           $4,198,285
Shares issued in reinvestment of distributions.........................            3,859               45,859
Shares redeemed........................................................             (426)              (5,024)
------------------------------------------------------------------------------------------------------------------------------------
Net increase...........................................................          349,315           $4,239,120
====================================================================================================================================

*Commencement of operations.


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          June 24, 1998*
                                                                                              through
                                                                                         November 30, 1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period.................................................         $12.25
------------------------------------------------------------------------------------------------------------------------------------

Income from investment operations:
      Net investment income..........................................................           0.27
      Net realized and unrealized loss on investments................................          (0.18)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations.....................................................           0.09

Less distributions:
      From net investment income.....................................................          (0.21)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period.......................................................         $12.13
====================================================================================================================================

Total return (sales load not included)...............................................           3.23%+

Ratios/supplemental data:
Net assets, end of period (millions).................................................        $  4.2

Ratio of expenses to average net assets:
      Before expense reimbursement...................................................           5.17%++
      After expense reimbursement....................................................           2.00%++
Ratio of net investment income to average net assets:
      Before expense reimbursement...................................................           5.02%++
      After expense reimbursement....................................................           8.18%++

Portfolio turnover rate..............................................................         192.36%

*Commencement of operations.

++Annualized.

+Not annualized.

NOTES TO FINANCIAL STATEMENTS at November 30, 1998 (Unaudited)
-------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Heritage West Dividend Capture Income Fund (the "Fund") is a series of shares of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on June 24, 1998.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

      B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined on the basis of identified cost.

      D. Deferred Organization Costs: The Fund has incurred expenses of $35,000 in connection with their organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

      E. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the period ended November 30, 1998, Heritage West Advisors, LLC (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1% based upon the average daily net assets of the Fund. For the period ended November 30, 1998, the Fund incurred $13,343 in Advisory Fees.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 2% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees' subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the period ended November 30, 1998, the Advisor reduced its fees and absorbed Fund expenses in the amount of $42,114; no amounts were reimbursed to the Advisor.

      Investment Company Administration, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average daily net assets, subject to a minimum fee of $30,000 annually.

      Heritage West Securities (the  "Distributor") acts as the Fund's principal
underwriter  in  a  continuous  public  offering  of  the  Fund's  shares.   The
Distributor is an affiliate of the Advisor.

      Certain officers of the Fund are also officers and/or directors of the Administrator.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

      For the period ended November 30, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $7,013,104 and $3,555,806, respectively.

                                     Advisor
                           Heritage West Advisers, LLC
                           7373 North Scottsdale Road
                                   Suite D-201
                            Scottsdale, Arizona 85253

                                   Distributor
                         Heritage West Securities, Inc.
                           7373 North Scottsdale Road
                                   Suite D-201
                            Scottsdale, Arizona 85253

                                    Custodian
                                 Star Bank, N.A.
                    425 Walnut Street, M/L 6118, Sixth Floor
                             Cincinnati, Ohio 45202

                                 Transfer Agent
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                         Hauppauge, New York 11788-0132

                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104